Share-based compensation (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) item	Dec. 31, 2022 USD ($)
Share-based compensation
Number of share based compensation plans | item	4
Compensation cost	$ 1,102,260	$ 568,047
Tax benefit recognized upon the recognition of compensation cost	$ 0